UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22367

The Endowment Institutional Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

John A. Blaisdell The Endowment Institutional Fund, L.P. 4265 San Felipe, 8th Floor Houston, TX 77027 (Name and address of agent for service)	With a copy to: George J. Zornada K & L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/14

Date of reporting period: 06/30/14

Item 1.	Reports to Stockholders.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

June 30, 2014

(Unaudited)

Assets
Investment in the Master Fund, at fair value	$9,784,146

Total assets	9,784,146

Liabilities and Partners’ Capital
Servicing Fees payable	8,418
Accounts payable and accrued expenses	65,102

Total liabilities	73,520

Partners’ capital	9,710,626

Total liabilities and partners’ capital	$9,784,146

See accompanying notes to financial statements.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2014

(Unaudited)

Net investment loss allocated from the Master Fund:
Dividend income	$42,633
Interest income	13,424
Expenses	(209,612)

Net investment loss allocated from the Master Fund	(153,555)

Expenses of the Institutional Fund:
Servicing Fees	33,572
Printing fees	13,579
Professional fees	23,425
Regulatory filing fees	20,194
Other expenses	480

Total expenses of the Institutional Fund	91,250

Net investment loss of the Institutional Fund	(244,805)

Net realized and unrealized gain (loss) from investments allocated from the Master Fund:
Net realized gain from investments	305,965
Change in unrealized appreciation/depreciation from investments	(181,780)

Net realized and unrealized gain from investments allocated from the Master Fund	124,185

Net decrease in partners’ capital resulting from operations	$(120,620)

See accompanying notes to financial statements.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Statements of Changes in Partners’ Capital

Year Ended December 31, 2013 and

Six Months Ended June 30, 2014 (Unaudited)

Partners’ capital at December 31, 2012	$41,658,081
Withdrawals	(14,436,879)
Net increase in partners’ capital resulting from operations:
Net investment loss	(467,563)
Net realized gain from investments	1,639,518
Change in unrealized appreciation/depreciation from investments	324,562

Net increase in partners’ capital resulting from operations	1,496,517

Partners’ capital at December 31, 2013	28,717,719

Transfer of Interests to PMF Fund, L.P.	(18,886,473)
Net increase in partners’ capital resulting from operations:
Net investment loss	(244,805)
Net realized gain from investments	305,965
Change in unrealized appreciation/depreciation from investments	(181,780)

Net decrease in partners’ capital resulting from operations	(120,620)

Partners’ capital at June 30, 2014	$9,710,626

See accompanying notes to financial statements.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

Six Months Ended June 30, 2014

(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(120,620)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain from investments allocated from the Master Fund	(124,185)
Net investment loss allocated from the Master Fund	153,555
Contributions to the Master Fund	(4,791)
Withdrawals from the Master Fund	108,187
Change in operating assets and liabilities:
Receivable from the Master Fund	8,249,213
Prepaids and other assets	6,715
Servicing Fees payable	(23,148)
Accounts payable and accrued expenses	4,287

Net cash provided by operating activities	8,249,213

Cash flows from financing activities:
Withdrawals	(8,249,213)

Net cash used in financing activities	(8,249,213)

Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$—

Supplemental schedule of noncash activity:
Transfer of Interests to PMF Fund, L.P.	$(18,886,473)

See accompanying notes to financial statements.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

June 30, 2014

(Unaudited)

(1) ORGANIZATION

The Endowment Institutional Fund, L.P. (the “Institutional Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010, as a non-diversified, closed-end management investment company. The Institutional Fund was created to serve as a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Institutional Fund may include the Master Fund, as the context requires.

The Institutional Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Institutional Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s financial statements, Schedule of Investments and notes to financial statements, included elsewhere in this report, should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Institutional Fund on June 30, 2014, was 3.10%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Institutional Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Institutional Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Institutional Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Institutional Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Institutional Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Institutional Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Institutional Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Institutional Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the Institutional Fund’s organizational documents, the Institutional Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Institutional Fund. In the normal course of business, the Institutional Fund enters into contracts with service providers, which also provide for indemnifications by the Institutional Fund. The Institutional Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Institutional Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

On March 31, 2014 the Master Fund transferred in-kind a portfolio of Investment Funds to The Endowment PMF Master Fund, L.P. (the “PMF Master Fund”), in exchange for limited partnership interests (the “Interests”) of the PMF Master Fund totaling $1,723,272,229. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the PMF Master Fund with a total market value of $1,490,836,309, consisting of total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively. Partners in the Institutional Fund elected to transfer $18,886,473 of Interests from the Institutional Fund to PMF Fund, L.P., a feeder fund of the PMF Master Fund, in exchange for Interests in such feeder fund.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Institutional Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Institutional Fund and the results of its operations.

(b) CASH EQUIVALENTS

The Institutional Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Institutional Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Master Fund.

The Institutional Fund records investment transactions on a trade-date basis.

Investments that are held by the Institutional Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d) INVESTMENT VALUATION

The valuation of the Institutional Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Institutional Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Institutional Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Institutional Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The function of the Adviser Valuation Committee, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

The Institutional Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the Institutional Fund’s proportional share of the Master Fund’s partners’ capital. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(e) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Institutional Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Institutional Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Institutional Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(g) INCOME TAXES

The Institutional Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Institutional Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax year and for all major jurisdictions, management of the Institutional Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Institutional Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Institutional Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Institutional Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2014, the Institutional Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by federal and state tax jurisdictions.

(h) USE OF ESTIMATES

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(i) ORGANIZATIONAL EXPENSES

The Institutional Fund’s organizational expenses (the “Organizational Expenses”) were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with U.S. GAAP for Institutional Fund financial reporting purposes upon commencement of operations.

(3) FAIR VALUE MEASUREMENTS

The Institutional Fund records its investment in the Master Fund at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(4) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Institutional Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Institutional Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Institutional Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Institutional Fund’s limited partnership agreement. The Institutional Fund reserves the right to reject any applications for subscription of Interests.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Institutional Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Institutional Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Institutional Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. The Adviser, which also serves as the investment adviser of the Master Fund, generally recommends to the Board that the Institutional Fund offer to repurchase such Interests pursuant to written tenders by partners. The Adviser does not anticipate considering any future repurchase offers until the fourth quarter of 2014 at the earliest. Future tender offers may be as frequent as quarterly or as infrequent as annually.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the Institutional Fund’s assets are invested in the Master Fund, the ability of the Institutional Fund to have its Interests in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy. The Master Fund’s repurchase policy is substantially similar to the Institutional Fund’s repurchase policy as any tender offer by the Master Fund is subject to the sole discretion of the Board. In addition, the Institutional Fund may determine not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Institutional Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2014, all of the investments made by the Institutional Fund were in the Master Fund.

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Institutional Fund may invest either directly or through the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Institutional Fund’s risk of loss in these Investment Funds is limited to the Institutional Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the Institutional Fund and the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The fees for Institutional Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the Institutional Fund.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the Institutional Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. So long as the Institutional Fund invests all of its investable assets in the Master Fund, the Institutional Fund will not pay the Adviser directly any Investment Management Fee; however, should the Institutional Fund not have all of its investments in the Master Fund, it may be charged the 1.00% Investment Management Fee directly. The Institutional Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the Institutional Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b) SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the Institutional Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 0.35% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the six months ended June 30, 2014, $33,572 was incurred for Servicing Fees.

(c) PLACEMENT AGENTS

The Institutional Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Institutional Fund. Salient Capital, L.P., an affiliate of the Adviser, is a broker-dealer who has been engaged by the Institutional Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

(9) FINANCIAL HIGHLIGHTS

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011	For the period from February 1, 2010 through December 31, 2010[1]
Net investment loss to average partners’ capital[2]	(3.07)%	(1.24)%	(1.22)%	(1.24)%	(2.26)%
Expenses to average partners’ capital[2]	3.78%	1.87%	1.91%	1.77%	2.60%
Portfolio turnover[3]	4.38%	16.95%	20.88%	26.72%	26.71%
Total return[4,5,6]	1.01%	4.21%	2.10%	(3.56)%	6.74%
Partners’ capital, end of period (000’s)	$9,711	$28,718	$41,658	$45,677	$19,274

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1	The Institutional Fund commenced operations on February 1, 2010.
2

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Master Fund. These ratios have been annualized for periods less than twelve months.

3	The Institutional Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.
4	Calculated as geometrically linked monthly returns for each month in the period.
5

Calculated including benefit of early repurchase fees in each applicable period. Had these early repurchase fees not been included as income for the purposes of the total return calculation, the total return would have been 2.09% for 2012 and (3.65)% for 2011.

6

The reported total return amount for the period from February 1, 2010 to December 31, 2010, is negatively impacted by the write off of the Institutional Fund’s Organizational Expenses, which occurred at Inception of the Institutional Fund’s operations in accordance with U.S. GAAP. Had these costs not been included as an expense at Inception for the purposes of the total return calculation and were instead amortized over 60 months as they are being handled for capital allocation purposes, the total return for the period from February 1, 2010 to December 31, 2010 would have been 7.87%. Total return is not annualized for periods less then twelve months.

(10) SUBSEQUENT EVENTS

Management of the Institutional Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2014.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2014

(Unaudited)

Directors and Officers

The Institutional Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Institutional Fund who are responsible for the Institutional Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Master Fund, The Endowment Registered Fund, L.P., The Endowment Institutional Fund, L.P, The Endowment TEI Fund, L.P. and The Endowment Institutional TEI Fund W, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $15,000 paid quarterly, an annual Board meeting fee of $3,000, a fee of $1,000 for each informal Board meeting or telephonic Board meeting, annual fees of $625, $625 and $833 for membership on the Audit, Valuation and Compliance Committees, respectively paid quarterly, annual fees of $3,000, $5,000 and $3,000 for the Audit, Valuation and Compliance Committee chair positions, respectively paid quarterly, and an annual fee of $5,000 to the Lead Independent Director, paid quarterly. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2014.

Asset Class[1]	Fair Value	%
Energy	$39,511,577	12.93
Event-Driven	19,407,916	6.35
Global Macro and Trading	48,704,569	15.94
Private Equity	129,914,086	42.53
Real Estate	31,571,574	10.33
Relative Value	35,587,599	11.65
Money Market Funds	835,459	0.27

Total Investments	$305,532,780	100.00

1	The complete list of investments is included in the Schedule of Investments of the Master Fund, which is included elsewhere in this report.

Form N-Q Filings

The Institutional Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Institutional Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Institutional Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2014

(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Institutional Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Institutional Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Institutional Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Institutional Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 21, 2014, the Board, including the Independent Directors, considered and approved the continuation of the Investment Management Agreement between the Institutional Fund and the Adviser (the “Advisory Agreement”). In preparation for review of the Advisory Agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. The Independent Directors also met in-person among themselves prior to the January 21 meeting and on January 20, 2014 to review and discuss aspects of these materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Directors, the Adviser made presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Institutional Fund’s investment programs, Institutional Fund’s and Adviser’s compliance programs, Adviser staffing and management changes, Institutional Fund performance including benchmarks and comparisons to other funds, Institutional Fund fee levels, other portfolios (including fees) managed by the Adviser and its affiliates and the Adviser’s profitability (including revenue of the Adviser across all of its funds). The Board, including the Independent Directors, also took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Independent Directors concluded that the Advisory Agreement continues to enable the Institutional Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. They stated that prudent exercise of judgment warranted renewal of the advisory fees. It also was noted that the Board’s decision to renew the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board also determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: management changes at the Adviser designed to increase Institutional Fund performance, along with changes to the Institutional Fund’s focus, the background and experience of key investment personnel; the Adviser’s focus on analysis of complex asset categories; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2014

(Unaudited)

commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight of and interaction with service providers.

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded, with reference to certain changes, that the Adviser would be able to provide during the coming year quality of investment management and related services, and that these services are appropriate in scope and extent in light of the Institutional Fund’s operations, the competitive landscape and investor needs.

The investment performance of the Funds. The Board evaluated the comparative information provided by the Adviser regarding the Institutional Fund’s investment performance, and information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Adviser was taking significant steps, including strategy changes, to address the Institutional Fund’s investment performance. On the basis of the Independent Directors’ assessment, the Independent Directors concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the Institutional Fund’s investment objective, policies and strategies.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Institutional Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the Institutional Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Institutional Fund and the Adviser.

The extent to which economies of scale would be realized as the Institutional Fund grows and whether fee levels reflect these economies of scale for the benefit of Institutional Fund investors. While noting that the management fees will not decrease as the level of Institutional Fund assets increase, the Board concluded that the management fees reflect the Institutional Fund’s complex operations, the current economic environment for the Adviser, including its continued investment relating to support and monitoring of the Institutional Fund, changes in investment decision-making being implemented, the competitive nature of the investment company market as relevant to the Institutional Fund, and the planned decrease in size of the Institutional Fund following the investor choice plan that is likely to divide the Institutional Fund’s portfolio. The Board noted that it would have the opportunity to periodically re-examine whether the Institutional Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Institutional Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Institutional Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Institutional Fund and investors therein, and are consistent with industry practice and the best interests of the Institutional Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Institutional Fund.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2014

(Unaudited)

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment of high quality personnel, monitoring and investment decision-making and provision of investor service, and maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the Institutional Fund in a professional manner that is consistent with the best interests of the Institutional Fund and its partners. The Independent Directors also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the Institutional Fund.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Privacy Policy (Unaudited)

The Institutional Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Institutional Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Institutional Fund’s service providers, including the Institutional Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Institutional Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

[THIS PAGE INTENTIONALLY LEFT BLANK]

the

ENDOWMENT FUND

The Endowment Master Fund, L.P.

Shareholder Report

June 30, 2014

(Unaudited)

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

June 30, 2014

(Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $225,714,901)	$269,895,079
Investments in affiliated Investment Funds, at fair value (cost $43,276,988)	33,866,084
Investments in securities, at fair value (cost $1,646,862)	1,771,617

Total investments	305,532,780
Cash and cash equivalents	16,088,454
Foreign currency, at value (cost $211,191)	212,235
Advanced contributions to Investment Funds	15,000,000
Receivable from investments sold	5,732,880
Offshore withholding tax receivable	876,504
Prepaids and other assets	39,818

Total assets	343,482,671

Liabilities and Partners’ Capital
Investment Management Fees payable	786,971
Payable to affiliate	25,167,156
Administration fees payable	33,876
Payable to Adviser	126,042
Payable to Directors	147,510
Accounts payable and accrued expenses	1,156,149

Total liabilities	27,417,704

Partners’ capital	316,064,967

Total liabilities and partners’ capital	$343,482,671

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

June 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (1.53% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		$3,493,863
Sentient Global Resources Fund IV, L.P.		1,327,994
Private Equity (14.70% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		279,035
CX Partners Fund Ltd.(1)		3,386,717
Gavea Investment Fund II A, L.P.		278,648
Gavea Investment Fund III A, L.P.		5,401,708
Hillcrest Fund, L.P.		1,771,826
India Asset Recovery Fund, L.P.		36,249
J.C. Flowers III, L.P.(1)		2,029,761
LC Fund IV, L.P.(1)		3,723,180
New Horizon Capital III, L.P.(1)		5,270,250
Northstar Equity Partners III Ltd.		1,098,508
Orchid Asia IV, L.P.(1)		1,594,868
Reservoir Capital Partners (Cayman), L.P.		2,176,037
Tiger Global Private Investment Partners IV, L.P.(1)		1,620,402
Tiger Global Private Investment Partners V, L.P.(1)		4,560,329
Tiger Global Private Investment Partners VI, L.P.(1)		1,559,441
Trustbridge Partners II, L.P.(1)		3,050,000
Trustbridge Partners III, L.P.(1)		6,370,000
Trustbridge Partners IV, L.P.(1)		2,260,000
Real Estate (1.51% of Partners’ Capital)
Forum European Realty Income III, L.P.		2,519,768
Phoenix Asia Real Estate Investments II, L.P.(1)		1,650,807
Phoenix Real Estate Fund (T), L.P.		590,755
Relative Value (0.03% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P.	3,943	79,254

Total Cayman Islands		56,129,400

Guernsey
Private Equity (0.36% of Partners’ Capital)
Mid Europa Fund III, L.P.(1)		1,142,475

Total Guernsey		1,142,475

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Republic of Mauritius
Real Estate (0.74% of Partners’ Capital)
Orbis Real Estate Fund I(2)		$2,336,019

Total Republic of Mauritius		2,336,019

United Kingdom
Private Equity (1.33% of Partners’ Capital)
Darwin Private Equity I, L.P.(1)		1,152,978
Sovereign Capital Limited Partnership III		3,053,910
Real Estate (0.42% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		322,494
Patron Capital, L.P. II		75,682
Patron Capital, L.P. III		923,512

Total United Kingdom		5,528,576

United States
Energy (10.88% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P.(1)		725,306
ArcLight Energy Partners Fund V, L.P.(1)		1,172,852
CamCap Resources, L.P.		34,345
EnCap Energy Capital Fund VII-B, L.P.(1)		726,956
EnCap Energy Infrastructure TE Feeder, L.P.(1)		1,113,554
Intervale Capital Fund, L.P.(1)		2,678,290
Merit Energy Partners G, L.P.(1)		3,309,259
Midstream & Resources Follow-On Fund, L.P.		4,858,564
NGP Energy Technology Partners II, L.P.(1)		892,266
NGP IX Offshore Fund, L.P.(1)		4,482,022
NGP Midstream & Resources, L.P.(1)		3,041,922
Quantum Parallel Partners V, L.P.		5,944,000
Tenaska Power Fund II-A, L.P.(1)		2,820,364
The Energy & Minerals Group Fund II(1)		2,572,175
Tocqueville Gold Partners, L.P.		24,345
Event-Driven (6.14% of Partners’ Capital)
BDCM Partners I, L.P.		4,580,726
Credit Distressed Blue Line Fund, L.P.(2)		1,797,614
Fortelus Special Situations Fund, L.P.		792,869
Halcyon European Structured Opportunities Fund, L.P.(2)		10,357
Harbinger Capital Partners Fund I, L.P.(2)		3,564,883
Harbinger Capital Partners Fund II, L.P.		259,320
Harbinger Capital Partners Special Situations Fund, L.P.		228,121
Harbinger Class L Holdings (U.S.), LLC		16,375

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Event-Driven (6.14% of Partners’ Capital) (continued)
Harbinger Class LS Holdings (U.S.) Trust	592	$8,551
Harbinger Class PE Holdings (U.S.) Trust	1	181,675
Prospect Harbor Credit Partners, L.P.		258,817
Providence MBS Fund, L.P.		7,708,608
Global Macro and Trading (15.41% of Partners’ Capital)
Blueshift Energy Fund, L.P.(3)		20,206,448
Hayman Capital Partners, L.P.(1)		9,587,257
Kepos Alpha Fund, L.P.		12,256,141
Passport Global Strategies III Ltd.	348	72,124
Velite Energy, L.P.		6,582,599
Private Equity (24.27% of Partners’ Capital)
Accel-KKR Capital Partners III, L.P.		1,574,680
Advent Latin American Private Equity Fund IV-F, L.P.		687,194
Advent Latin American Private Equity Fund V-F, L.P.		1,564,671
Audax Mezzanine Fund II, L.P.(1)		976,042
Audax Mezzanine Fund III, L.P.(1)		9,071,880
BDCM Opportunity Fund II, L.P.(1)		1,853,290
Black River Commodity Multi-Strategy Fund, LLC		95,965
Capital Royalty Partners, L.P.(1)		140,669
Catterton Growth Partners, L.P.		2,951,668
CCM Small Cap Value Qualified Fund, L.P.(2)		464,041
Chrysalis Ventures III, L.P.		365,222
Crosslink Crossover Fund IV, L.P.		159,794
Crosslink Crossover Fund V, L.P.		996,475
Crosslink Crossover Fund VI, L.P.		2,719,862
Dace Ventures I, L.P.		241,148
Fairhaven Capital Partners, L.P.		1,226,160
Garrison Opportunity Fund II A, LLC		2,176,742
Garrison Opportunity Fund, LLC		2,768,084
HealthCor Partners Fund, L.P.		1,300,222
Highland Credit Strategies Liquidation Vehicle Onshore		338,960
Integral Capital Partners VIII, L.P.		564,220
Ithan Creek Partners, L.P.		2,528,611
Kior Shares Liquidating Capital Account		0
L-R Global Partners, L.P.		62,759
MatlinPatterson Global Opportunities Partners III, L.P.(1)		1,674,652
Middle East North Africa Opportunities Fund, L.P.(2)	789	240,768

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (24.27% of Partners’ Capital) (continued)
Monomoy Capital Partners II, L.P.		$683,937
Monomoy Capital Partners, L.P.		262,361
Monsoon India Inflection Fund 2, L.P.		46,502
Monsoon India Inflection Fund, L.P.		26,060
Penta Asia Domestic Partners, L.P.		378,378
Pine Brook Capital Partners, L.P.(1)		3,488,525
Pinto America Growth Fund, L.P.(1)		292,743
Private Equity Investment Fund V, L.P.(1)		6,795,509
Saints Capital VI, L.P.(1)		2,432,923
Samlyn Onshore Fund, L.P.		166,643
Sanderling Venture Partners VI Co-Investment Fund, L.P.		299,218
Sanderling Venture Partners VI, L.P.		195,781
Steel Partners Japan Strategic Fund, L.P.		384,440
Sterling Capital Partners II, L.P.(1)		218,571
Sterling Group Partners II, L.P.		151,840
Sterling Group Partners III, L.P.		1,540,790
Strategic Value Global Opportunities Fund I-A, L.P.		332,485
TAEF Fund, LLC		657,671
Tenaya Capital V, L.P.		1,204,462
Tenaya Capital VI, L.P.		1,003,638
The Column Group, L.P.		1,309,576
The Founders Fund III, L.P.		3,286,896
The Founders Fund IV, L.P.		2,889,637
The Raptor Private Holdings, L.P.	284	145,527
Trivest Fund IV, L.P.(1)		2,743,683
Tuckerbrook SB Global Distressed Fund I, L.P.		796,766
Tybourne Equity (U.S.) Fund		645,072
Valiant Capital Partners, L.P.		895,029
VCFA Private Equity Partners IV, L.P.(1)		183,245
VCFA Venture Partners V, L.P.		833,208
Voyager Capital Fund III, L.P.		661,674
WestView Capital Partners II, L.P.(1)		5,002,338
Real Estate (6.76% of Partners’ Capital)
Aslan Realty Partners III, LLC(1)		75,015
Cypress Realty VI, L.P.		855,544
Florida Real Estate Value Fund, L.P.		1,201,740
GTIS Brazil Real Estate Fund (Brazilian Real), L.P.(1)		3,680,243

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (6.76% of Partners’ Capital) (continued)
Lone Star Real Estate Fund II (U.S.), L.P.		$913,056
Monsoon Infrastructure & Realty Co-Invest, L.P.		2,644,805
Northwood Real Estate Co-Investors, L.P.(1)		1,292,159
Northwood Real Estate Partners, L.P.(1)		2,338,812
Parmenter Realty Fund III, L.P.		771,302
Parmenter Realty Fund IV, L.P.(1)		1,302,076
Pearlmark Mezzanine Realty Partners III, LLC(1)		1,693,344
Pennybacker II, L.P.(1)		1,289,303
SBC Latin America Housing US Fund, L.P.		1,477,668
Square Mile Partners III, L.P.(1)		1,824,861
Relative Value (10.35% of Partners’ Capital)
Blue Mountain Credit Alternatives Fund, L.P.		9,526,836
Citadel Wellington, LLC		11,271,782
Eton Park Fund, L.P.		88,432
Kenmont Onshore Fund, L.P.(2)		2,897
King Street Capital, L.P.		164,782
Magnetar Capital Fund, L.P.		881,470
Magnetar SPV, LLC (Series L)		307,210
Millennium USA, L.P.		4,728,956
OZ Asia Domestic Partners, L.P.(1)		301,334
PIPE Equity Partners, LLC(2)		1,392,688
PIPE Select Fund, LLC(2)		3,850,369
Stark Investments, L.P.(1)		17,521
Stark Select Asset Fund, LLC		185,148

Total United States		233,286,965

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		298,423,435	94.42%

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Energy (0.09% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		$293,500
Private Equity (0.15% of Partners’ Capital)
Q China Holdings Ltd.	1,052	111,119
Q India Holdings Ltd.	2,429	257,199
Quorum Fund Ltd.	1,608	94,381
Relative Value (0.88% of Partners’ Capital)
CRC Credit Fund Ltd.	10,071	2,671,780
Overseas CAP Partners, Inc.	14	117,140

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		3,545,119

Total Passive Foreign Investment Companies		3,545,119	1.12%

Private Corporations
United States
Real Estate (0.57% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		293,231
Legacy Partners Realty Fund III, Inc.		1,172,544
Net Lease Private REIT V, Inc.(1)		3,131
Net Lease Private REIT VI, Inc.		107,377
Net Lease Private REIT VII, Inc.		108,163
Net Lease Private REIT VII-A, Inc.		108,163

Total Private Corporations		1,792,609	0.57%

Total Investments in Investment Funds Cost ($268,991,889)		303,761,163	96.11%

Investments in Securities
Common Stock
United States
Private Equity (0.30% of Partners’ Capital)
Houghton Mifflin Harcourt Co.	48,860	936,158

Total Common Stock		936,158	0.30%

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Registered Investment Companies
United States
Money Market Funds (0.26% of Partners’ Capital)
JPMorgan 100% U.S. Treasury Securities Money Market Fund(1)	835,459	$835,459

Total Registered Investment Companies		835,459	0.26%

Total Investments in Securities (Cost $1,646,862)		1,771,617	0.56%

Derivative Contracts—Assets
Warrants Purchased
United States
Global Macro and Trading (0.00% of Partners’ Capital)
Bally Total Fitness Holdings Corp. Warrants Exp. Sep. 2014, Strike Price $20.00 USD	4	—

Total Warrants Purchased		—	0.00%

Total Derivative Contracts—Assets (Cost $—)		—	0.00%

Total Investments (Cost $270,638,751)		$305,532,780	96.67%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2014 were $48,137,064. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments (See Note 5c)
(3)	Affiliated investments for which ownership exceeds 25% of Partners’ Capital

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2014

(Unaudited)

Investment income:
Dividend income	$2,520,102
Interest income	762,862

Total investment income	3,282,964

Expenses:
Investment Management Fees	5,948,531
Administration fees	361,549
Professional fees	4,117,928
Consulting fees	1,600,000
Custodian fees	138,707
Directors fees	153,012
Interest expense	3,149
Offshore withholding tax expense	1,059,131
Other expenses	900,219

Total expenses	14,282,226

Net investment loss	(10,999,262)

Net realized and unrealized gain (loss):
Net realized gain from investments and foreign currency translations	25,960,609
Net realized gain from futures contracts	7,029,230
Net realized loss from purchased options	(9,921,550)
Net realized gain from swap agreements	795,643
Net realized gain from redemptions in-kind	251,936
Net realized loss from affiliated Investment Funds	(3,923,447)
Change in unrealized appreciation/depreciation	(21,391,633)

Net realized and unrealized loss	(1,199,212)

Net decrease in partners’ capital resulting from operations	$(12,198,474)

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statements of Changes in Partners’ Capital

Year Ended December 31, 2013 and

Six Months Ended June 30, 2014 (Unaudited)

Partners’ capital at December 31, 2012	$3,071,734,183
Contributions	468,913
Withdrawals	(1,130,957,698)
Net increase in partners’ capital resulting from operations:
Net investment loss	(20,454,781)
Net realized gain from investments and foreign currency translations	199,189,193
Net realized loss from futures contracts	(30,196,456)
Net realized loss from swap agreements	(59,469,633)
Net realized loss from forward foreign currency exchange contracts	(8,860,029)
Net realized loss from redemptions in-kind	170,632
Net realized gain from affiliated Investment Funds	19,603,727
Change in unrealized appreciation/depreciation	22,813,375

Net increase in partners’ capital resulting from operations	122,796,028

Partners’ capital at December 31, 2013	2,064,041,426

Contributions	210,078
Withdrawals	(12,715,834)
Transfer of Interests to The Endowment PMF Master Fund, L.P.	(1,723,272,229)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(10,999,262)
Net realized gain from investments and foreign currency translations	25,960,609
Net realized gain from futures contracts	7,029,230
Net realized loss from purchased options	(9,921,550)
Net realized gain from swap agreements	795,643
Net realized gain from redemptions in-kind	251,936
Net realized gain from affiliated Investment Funds	(3,923,447)
Change in unrealized appreciation/depreciation	(21,391,633)

Net decrease in partners’ capital resulting from operations	(12,198,474)

Partners’ capital at June 30, 2014	$316,064,967

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

Six Months Ended June 30, 2014

(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(12,198,474)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(216,511,005)
Proceeds from disposition of investments	512,366,694
Premiums paid on credit default swap agreements	2,907,059
Net realized gain from investments	(15,635,576)
Net realized gain from redemptions in-kind	(251,936)
Net realized loss from affiliated Investment Funds	3,923,447
Change in unrealized appreciation/depreciation from investments	11,888,001
Change in unrealized appreciation/depreciation from swap agreements	1,608,926

Change in operating assets and liabilities:
Deposits with brokers for futures contracts	21,305,867
Deposits with brokers for swap agreements	15,534,304
Foreign currency, at value	(212,235)
Advanced Contributions to Investment Funds	(15,000,000)
Receivable from investments sold	36,246,571
Receivable from affiliated investments sold	35,242,278
Offshore withholding tax receivable	(876,504)
Prepaids and other assets	383,022
Investment Management Fees payable	(5,844,361)
Payable to affiliate	(163,867,391)
Offshore withholding tax payable	(910,683)
Administration fees payable	(221,908)
Payable to Adviser	26,042
Payable to Directors	5,760
Accounts payable and accrued expenses	125,628

Net cash provided by operating activities	210,033,526

Cash flows from financing activities:
Contributions	210,078
Withdrawals	(663,586,511)

Net cash used in financing activities	(663,376,433)

Net change in cash and cash equivalents	(453,342,907)
Cash and cash equivalents at beginning of period	469,431,361

Cash and cash equivalents at end of period	$16,088,454

Supplemental schedule of cash activity:
Cash paid for offshore withholding taxes	$2,846,318
Cash paid for interest	3,895
Supplemental schedule of noncash activity:
Redemptions in-kind (Cost $812,672)	$1,064,608
Transfer of Interests to The Endowment PMF Master Fund, L.P.	(1,723,272,229)

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

June 30, 2014

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently nine feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund is primarily a “fund of funds” which pursues its investment objective by investing its assets in a variety of investment vehicles including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Investment Funds are managed by a carefully selected group of investment managers, identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and supplemented by the Master Fund’s direct investments, serve to achieve a portfolio that is broadly allocated.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, as hereinafter defined, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

On March 31, 2014 the Master Fund transferred in-kind a portfolio of Investment Funds to The Endowment PMF Master Fund, L.P. (the “PMF Master Fund”), in exchange for limited partnership interests (the “Interests”) of the PMF Master Fund totaling $1,723,272,229. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the PMF Master Fund with a total market value of $1,490,836,309, consisting of total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Dividend income is recorded on the ex-dividend date. Other investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The function of the Adviser Valuation Committee, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of net assets of the Master Fund as of June 30, 2014.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

Investments currently held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or Level 3 in the fair value hierarchy based upon liquidity.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES— In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing bid and ask prices on the valuation date. In these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Such fair valued securities are typically categorized as Level 2 in the fair value hierarchy, based upon the inputs used to value the securities.

•

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. If no such price is reported by such exchange on the valuation date, the Adviser Valuation Committee will determine the fair value in good faith using information that is available at such time. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Options that are listed on a securities exchange are generally valued at the closing “bid” and “ask” prices for options held long and short, respectively on the valuation date and are typically categorized as Level 1 in the fair value hierarchy. If no such bid or ask price is reported, the positions are valued at

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

the last sales price on the valuation date. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value of such investments in good faith using information that is available at such time. Such fair valued options are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Non exchange-traded derivatives, such as swap agreements, are valued based on procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy. Credit default swaps and total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, which is calculated using the current day’s spot rate and the 30 day forward rate, or the 30 to 720 day forward rates converted to U.S. dollars at the exchange rate of such currencies on the valuation date. Such valuations are provided by a pricing service approved by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

•

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value, and are typically categorized as Level 2 in the fair value hierarchy.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the fair valuation procedures approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) DERIVATIVE INSTRUMENTS

All open derivative positions at period-end are presented in the Master Fund’s Schedules of Investments. In addition to the derivatives held by the Master Fund, the Investment Funds may have directly engaged in

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

derivative transactions during the period. The following is a description of the derivative instruments the Master Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to each instrument type.

OPTIONS CONTRACTS—The Master Fund invests in options contracts to speculate on the price movements of a financial instrument or for use as an economic hedge against certain positions held in the Master Fund’s portfolio. Options contracts purchased give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. Options contracts written obligate the Master Fund to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. When the Master Fund writes an options contract, an amount equal to the premium received by the Master Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option contract written.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—The Master Fund may enter into forward foreign currency exchange contracts in connection with its investment objective in order to gain more or less exposure to foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Master Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Master Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Master Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

FUTURES CONTRACTS—The Master Fund may invest in futures contracts as part of its strategy to manage exposure to interest rate, equity and market price movements, and commodity prices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Master Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Master Fund, depending on fluctuations in the value of the underlying asset.

The underlying assets are not physically delivered. The Master Fund recognizes a gain or loss equal to the variation margin. Should market conditions move unexpectedly, the Master Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves, to varying degrees, elements of market risk (generally equity price risk related to stock index or equity futures contracts, interest rate risk related to bond futures contracts, and commodity price risk related to commodity futures contracts) and exposure to loss. The face or contract amount reflects the extent of the total exposure the Master Fund has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the Master Fund to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the Master Fund since the futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures against default.

SWAP AGREEMENTS—The Master Fund may invest in swap agreements, primarily credit default and total return swap agreements, as a part of its hedging strategy to manage credit and market risks.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

A credit default swap agreement gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (a downgrade, bankruptcy or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed upon payment from the other party (frequently, the par value of the debt security) or receipt of a net amount equal to the par value of the defaulted reference entity less its recovery value. The Master Fund is usually a net seller of credit default swap agreements.

The Master Fund as a seller of a credit default swap agreement would have the right to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer with respect to its debt obligations. In return, the Master Fund would receive from the counterparty a periodic stream of payments over the term of the agreement provided that no event of default or other credit event has occurred. If no default or other credit event occurs, the Master Fund would keep the stream of payments and would have no further obligations to the counterparty. As a seller, the Master Fund is subject to investment exposure on the notional amount of the swap agreement.

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other, at periodic settlement dates, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the physical delivery of assets, thereby limiting the risk of loss to the Master Fund to the net amount of payments it is contractually obligated to make. The use of swap agreements involves, to varying degrees, elements of market risk, equity risk and counterparty risk. The Master Fund remains subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk, and will not enter into any swap agreement unless the Adviser believes the counterparty to the transaction is creditworthy, or unless the swap agreement is centrally cleared. With uncleared swap agreements, the Master Fund bears the risk of loss of the amount expected to be received under the swap agreement if the counterparty fails to perform. The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements as the clearing organization becomes substituted for each counterparty and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Master Fund. However, the Master Fund seeks to minimize this risk by generally requiring collateral, in the form of cash, to be held in a broker segregated account for swap agreements. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions.

During the six months ended June 30, 2014, the Master Fund’s direct investments in derivatives consisted of the purchase and sale of call options contracts, the purchase and sale of futures contracts, and the purchase and

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

sale of total return and credit default swap agreements. Investment Funds in which the Master Fund invests may also purchase and sell derivative instruments and other financial instruments.

As of June 30, 2014, the Master Fund held no direct investments in derivative instruments, other than warrants purchased with a fair value of $0.

The following is a summary of the effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2014:

	Realized Gain (Loss) from Derivative Instruments	Change in Unrealized Appreciation/Depreciation from Derivative Instruments
Equity Risk Exposure:
Futures Contracts	$8,523,419	$(9,206,091)
Total Return Swap Agreements	320,224	(268,006)
Interest Rate Risk Exposure:
Futures Contracts	(1,494,189)	1,212,498
Call Options Purchased	(9,921,550)	4,241,080
Credit Risk Exposure:
Credit Default Swap Agreements	475,419	(1,340,920)

As described above, the Master Fund utilized derivative instruments to achieve its investment objective during the six months ended June 30, 2014. The Master Fund may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar agreements with its derivative contract counterparties whereby the Master Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. Under the ISDA Master Agreements in place at June 30, 2014, the Master Fund is subject to master netting agreements that allow for amounts owed between the Master Fund and its counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to or from different counterparties. At June 30, 2014, the Master Fund had one ISDA Master Agreement in place with Goldman Sachs for which master netting agreements (“MNA”) apply only to amounts owed in the same currency and in respect of the same transaction.

As of June 30, 2014, the Master Fund held no investments subject to a MNA.

(g) CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RICs, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of June 30, 2014, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(h) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(i) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

(j) INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund may serve as withholding agent for its offshore feeder funds.

For the current open tax year and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2014, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by federal and state tax jurisdictions.

(k) USE OF ESTIMATES

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—unadjusted quoted prices in active markets for identical investments

•	Level 2—investments with other significant observable inputs or investments that can be fully redeemed at the NAV in the “near term”

•

Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: early repurchase fees, gated redemptions, suspended redemptions, or lock-up periods greater than quarterly

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

The following is a summary categorization as of June 30, 2014, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1		LEVEL 2	LEVEL 3	Total
	Investments	Other Financial Instruments^	Investments	Investments	Investments	Other Financial Instruments^
Investment Funds
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Energy	$—	$—	$—	$39,218,077	$39,218,077	$—
Event-Driven	—	—	7,708,608	11,699,308	19,407,916	—
Global Macro and Trading	—	—	28,498,121	20,206,448	48,704,569	—
Private Equity	—	—	—	128,515,229	128,515,229	—
Real Estate	—	—	—	29,778,965	29,778,965	—
Relative Value	—	—	—	32,798,679	32,798,679	—
Passive Foreign Investment Companies
Energy	—	—	—	293,500	293,500	—
Private Equity	—	—	—	462,699	462,699	—
Relative Value	—	—	—	2,788,920	2,788,920	—
Private Corporations
Real Estate	—	—	—	1,792,609	1,792,609	—
Investment Securities
Common Stocks
Private Equity	936,158	—	—	—	936,158	—
Registered Investment Companies
Money Market Funds	835,459	—	—	—	835,459	—
Derivative Instruments
Warrants Purchased
Global Macro and Trading	—	—	—	—	—	—

Total	$1,771,617	$—	$36,206,729	$267,554,434	$305,532,780	$—

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Investments as Investments in Securities, such as warrants purchased. These financial instruments are generally recorded in the financial statements at the unrealized gain or loss on the financial instrument. As of June 30, 2014, the fair value of warrants purchased was $0.

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 or Level 2 investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 fair value measurements for investments held as of June 30, 2014:

	Fair Value as of June 30, 2014	Valuation Technique	Liquidity of Investments	Adjustments To NAV**
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Energy	$39,218,077	NAV as Practical Expedient*	Non-redeemable	None
Event-Driven	11,699,308	NAV as Practical Expedient*	Quarterly or Greater	None
Global Macro and Trading	20,206,448	NAV as Practical Expedient*	Monthly or Greater	None
Private Equity	128,515,229	NAV as Practical Expedient*	Non-redeemable	None
Real Estate	29,778,965	NAV as Practical Expedient*	Non-redeemable	None
Relative Value	32,798,679	NAV as Practical Expedient*	Quarterly or Greater	None
Passive Foreign Investment Companies
Energy	293,500	NAV as Practical Expedient*	Non-redeemable	None
Private Equity	462,699	NAV as Practical Expedient*	Non-redeemable	None
Relative Value	2,788,920	NAV as Practical Expedient*	Non-redeemable	None
Private Corporations
Real Estate	1,792,609	NAV as Practical Expedient*	Non-redeemable	None

Total Investments	$267,554,434

*	Unobservable valuation input.
**

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following: the practical expedient NAV received is not as of the Master Fund’s measurement date; it is probable that the Investment Fund will be sold at a value significantly different than the reported expedient NAV; it is determined by the Board Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund manager.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. Transfers that occurred between Levels 2 and 3 during the six months ended June 30, 2014, based on levels assigned to Investments on December 31, 2013, are included in the table below. The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Balance as of December 31, 2013	Redemptions In-Kind	Transfers In1	Transfers Out[2]	Transfers In-Kind[3]	Gross Purchases	Gross Sales[4]	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of June 30, 2014
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Energy	$227,684,804	$—	$—	$—	$(192,104,381)	$7,288,556	$(6,065,494)	$3,167,290	$(752,698)	$39,218,077
Event-Driven	92,523,536	—	—	—	(69,150,029)	—	(7,821,100)	364,927	(4,218,026)	11,699,308
Global Macro and Trading	140,888,664	—	—	(12,256,141)	(90,538,577)	14,000,000	(28,748,001)	7,058,217	(10,197,714)	20,206,448
Private Equity	804,709,299	—	—	—	(626,822,061)	17,445,648	(70,091,585)	11,835,494	(8,561,566)	128,515,229
Real Estate	182,601,579	—	—	—	(149,145,780)	2,927,083	(6,248,929)	813,427	(1,168,415)	29,778,965
Relative Value	163,547,560	—	11,360,214	—	(134,027,638)	7,375	(9,568,925)	(1,586,448)	3,066,541	32,798,679
Passive Foreign Investment Companies
Energy	4,000,974	—	—	—	(1,455,515)	—	(2,269,271)	517,979	(500,667)	293,500
Private Equity	615,629	364,940			(517,238)	—	—	—	(632)	462,699
Relative Value	22,127,566	—	—	—	(18,379,864)	14,371,133	(16,164,451)	202,697	631,839	2,788,920
Private Corporations
Real Estate	13,216,244	—	—	—	(10,202,859)	—	(999,626)	—	(221,150)	1,792,609

Total Investments	$1,651,915,855	$364,940	$11,360,214	$(12,256,141)	$(1,292,343,942)	$56,039,795	$(147,977,382)	$22,373,583	$(21,922,488)	$267,554,434

[1]	Transfers from Level 2 to Level 3 in the fair value hierarchy generally relate to changes in liquidity provisions of the Investment Funds.
[2]	Transfers from Level 3 to Level 2 in the fair value hierarchy generally relate to changes in liquidity provisions of the Investment Funds.
[3]

Transfers In-Kind were a tax free transfer that resulted from the March 31, 2014 tender offer of the Master Fund. Investment Funds were received by the PMF Master Fund at original cost and accumulated unrealized appreciation/depreciation.

[4]	Includes Return of Capital and Capital Gain Distributions.

The net realized gain (loss) and change in unrealized appreciation/depreciation in the table above are reflected in the accompanying Statement of Operations. The change in unrealized appreciation/depreciation from Level 3 investments held at June 30, 2014 is $(6,596,684).

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

additional investment. A listing of the investments held by the Master Fund and their attributes as of June 30, 2014, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy(a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$39,512	$8,080	up to 15 years	N/A	N/A	0-15 years
Event-Driven(b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate	19,408	N/A	N/A	Quarterly	45-90	0-5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Global Macro and Trading(c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes CTAs.	48,705	N/A	N/A	Quarterly	30-90	0-5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity(d)	Investments in nonpublic companies.	128,976	32,863	up to 10 years	N/A	N/A	0-10 years
Real Estate(e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	31,572	7,195	up to 10 years	N/A	N/A	0-10 years
Relative Value(f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	35,588	N/A	N/A	Quarterly	30-120	0-5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$303,761	$48,138

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

(a)

This category includes Investment Funds that invest primarily in privately issued securities issued by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and CTA’s.

(d)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of June 30, 2014:

Passive Foreign Investment Companies	Fair Value as % of Partners’ Capital	Redemption Frequency	Redemption Restrictions and Terms
Blueshift Energy Fund, L.P.	6.39%	Monthly	0-3 months; 2% early repurchase fee

(4) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Master Fund will issue new Interests. The Interests have not been registered under the Securities Act, or the securities laws of any state. The Master Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s limited partnership agreement. The Master Fund reserves the right to reject any applications for subscription of Interests.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. The Adviser generally recommends to the Board that the Master Fund offer to repurchase Interests pursuant to written tenders by partners. The Adviser does not anticipate considering any future repurchase offers until the fourth quarter of 2014 at the earliest. Future tender offers may be as frequent as quarterly or as infrequent as annually.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Master Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Master Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of June 30, 2014 the Master Fund held investments in Investment Funds and securities. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees of up to 2.0% annually of monthly average net assets. In addition, many Investment Funds also provide for performance incentive fees/ allocations of up to 20% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain investment managers. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) was $42,210,538 and $89,931,262, respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of June 30, 2014, was $270,638,751, resulting in accumulated net unrealized appreciation of $34,894,029 consisting of $65,502,486 in gross unrealized appreciation and $30,608,457 in gross unrealized depreciation.

During the six months ended June 30, 2014, certain investments were received through a transfer in-kind in connection with the redemption of certain investments. The fair value of these investments transferred-in-kind, related cost and realized gain (loss) were as follows:

Investments Redeemed	Fair Value	Cost	Realized Gain (Loss) on Transfers In-Kind	Investments Received
Q Funding III, L.P.	$531,086	$393,670	$137,416	Houghton Mifflin Harcourt Co.
Q Funding III, L.P.	86,682	64,253	22,429	Q China Holdings, Ltd.
Q Funding III, L.P.	190,338	141,089	49,249	Q India Holdings, Ltd.
Q4 Funding, L.P.	168,582	140,425	28,157	Houghton Mifflin Harcourt Co.
Q4 Funding, L.P.	27,510	22,915	4,595	Q China Holdings, Ltd.
Q4 Funding, L.P.	60,410	50,320	10,090	Q India Holdings, Ltd.

	$1,064,608	$812,672	$251,936

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

(b) AFFILIATED INVESTMENT FUNDS

At June 30, 2014, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. The activity resulting from investments in these Investment Funds, including interest and dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated Investment Funds (including activity during the six months ended June 30, 2014) is shown below:

Investment Funds	Shares 12/31/2013	Shares 6/30/2014	Fair Value 12/31/2013	Redemptions In-Kind	Transfers In- Kind	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2014	Interest/ Dividend Income
Blueshift Energy Fund, L.P.			$33,372,298	$—	$(29,055,673)	$14,000,000	$—	$—	$1,889,823	$20,206,448	$—
CCM Small Cap Value Qualified Fund, L.P.			5,210,242	—	(3,364,576)	—	(1,137,078)	(1,342,063)	1,097,516	464,041	—
Credit Distressed Blue Line Fund, L.P.			13,190,943	—	(10,477,931)	—	—	—	(915,398)	1,797,614	—
Halcyon European Structured Opportunities Fund, L.P.			89,380	—	(56,154)	—	—	—	(22,869)	10,357	—
Harbinger Capital Partners Fund I, L.P.			25,240,685	—	(20,191,722)	—	—	—	(1,484,080)	3,564,883	—
Kenmont Onshore Fund, L.P.			18,684	—	(15,787)	—	—	—	—	2,897	—
Middle East North Africa Opportunities Fund, L.P.	5,089	789	1,315,734	—	(1,323,478)	—	—	—	248,512	240,768	—
Orbis Real Estate Fund I			2,180,645	—	—	21,266	(21,266)	—	155,374	2,336,019	—
PIPE Equity Partners, L.L.C.			12,411,446	—	(8,854,351)	—	(1,909,663)	(2,620,951)	2,366,207	1,392,688	—
PIPE Select Fund, L.L.C.			27,883,086	—	(21,397,958)	—	(2,907,707)	39,567	233,381	3,850,369	—

			$120,913,143	$—	$(94,737,630)	$14,021,266	$(5,975,714)	$(3,923,447)	$3,568,466	$33,866,084	$—

*	Sales include return of capital.

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The administration fees are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the Master Fund. As of June 30, 2014, the Master Fund had $316,064,967 in partners’ capital. The total administration fee incurred for the six months ended June 30, 2014, was $361,549.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund pursuant to the Investment Management Agreement, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”), equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2014, $5,948,531 was incurred for Investment Management Fees.

(b) PLACEMENT AGENTS

The Master Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Master Fund. Salient Capital, L.P., an affiliate of the Adviser, is a broker-dealer who has been engaged by the Master Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents. As of June 30, 2014, the two largest non-affiliated sub-placement agents service approximately 56.09% of the feeder funds assets which are invested in the Master Fund. To the extent that substantial numbers of investors have a relationship with a particular sub-placement agent, such sub-placement agent may have the ability to influence investor behavior, which may affect the Master Fund.

(9) FUND BORROWING

As a fundamental policy, the Master Fund may borrow up to, but not more than, 25% of the partners’ capital of the Master Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Master Fund purposes. For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Master Fund has made a capital commitment, for which the risk of loss is limited to the Master Fund’s total capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity, private energy and real estate funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund. The Master Fund does not currently maintain a credit facility.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

(10) FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Net investment loss to average partners’ capital[1]	(2.46)%	(0.74)%	(0.81)%	(0.75)%	(0.84)%	(0.95)%
Expenses to average partners’ capital[1,2]	3.19%	1.37%	1.49%	1.27%	1.19%	1.20%
Portfolio turnover[3]	4.38%	16.95%	20.88%	26.72%	26.71%	27.40%
Total return[4]	1.63%	4.67%	2.50%	(3.18)%	9.52%	14.96%
Partners’ capital, end of period (000s)	$316,065	$2,064,041	$3,071,734	$4,301,279	$5,355,785	$5,212,611

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the year. These ratios have been annualized for periods less than twelve months.

2

Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds. Expenses include U.S. offshore withholding tax, which is only allocable to investors investing through the offshore feeder funds.

3	Not annualized for periods less than twelve months.
4	Calculated as geometrically linked monthly returns for each month in the period. Total returns are not annualized for periods less than twelve months.

(11) SUBSEQUENT EVENTS

Management of the Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2014.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2014

(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Master Fund, The Endowment Registered Fund, L.P., The Endowment Institutional Fund, L.P, The Endowment TEI Fund, L.P. and The Endowment Institutional TEI Fund W, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $15,000 paid quarterly, an annual Board meeting fee of $3,000, a fee of $1,000 for each informal Board meeting or telephonic Board meeting, annual fees of $625, $625 and $833 for membership on the Audit, Valuation and Compliance Committees, respectively paid quarterly, annual fees of $3,000, $5,000 and $3,000 for the Audit, Valuation and Compliance Committee chair positions, respectively paid quarterly, and an annual fee of $5,000 to the Lead Independent Director, paid quarterly. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2014.

Asset Class[1]	Fair Value	%
Energy	$39,511,577	12.93
Event-Driven	19,407,916	6.35
Global Macro and Trading	48,704,569	15.94
Private Equity	129,914,086	42.53
Real Estate	31,571,574	10.33
Relative Value	35,587,599	11.65
Money Market Funds	835,459	0.27

Total Investments	$305,532,780	100.00

1	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2014

(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 21, 2014, the Board, including the Independent Directors, considered and approved the continuation of the Investment Management Agreement between the Master Fund and the Adviser (the “Advisory Agreement”). In preparation for review of the Advisory Agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. The Independent Directors also met in-person among themselves prior to the January 21 meeting and on January 20, 2014 to review and discuss aspects of these materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Directors, the Adviser made presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Master Fund’s investment programs, Master Fund’s and Adviser’s compliance programs, Adviser staffing and management changes, Master Fund performance including benchmarks and comparisons to other funds, Master Fund fee levels, other portfolios (including fees) managed by the Adviser and its affiliates and the Adviser’s profitability (including revenue of the Adviser across all of its funds). The Board, including the Independent Directors, also took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Independent Directors concluded that the Advisory Agreement continues to enable the Master Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. They stated that prudent exercise of judgment warranted renewal of the advisory fees. It also was noted that the Board’s decision to renew the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board also determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: management changes at the Adviser designed to increase Master Fund performance, along with changes to the Master Fund’s focus, the background and experience of key investment personnel; the Adviser’s focus on analysis of complex asset categories; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2014

(Unaudited)

personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight of and interaction with service providers.

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded, with reference to certain changes, that the Adviser would be able to provide during the coming year quality of investment management and related services, and that these services are appropriate in scope and extent in light of the Master Fund’s operations, the competitive landscape and investor needs.

The investment performance of the Funds. The Board evaluated the comparative information provided by the Adviser regarding the Master Fund’s investment performance, and information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Adviser was taking significant steps, including strategy changes, to address the Master Fund’s investment performance. On the basis of the Independent Directors’ assessment, the Independent Directors concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the Master Fund’s investment objective, policies and strategies.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Master Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the Master Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Master Fund and the Adviser.

The extent to which economies of scale would be realized as the Master Fund grows and whether fee levels reflect these economies of scale for the benefit of Master Fund investors. While noting that the management fees will not decrease as the level of Master Fund assets increase, the Board concluded that the management fees reflect the Master Fund’s complex operations, the current economic environment for the Adviser, including its continued investment relating to support and monitoring of the Master Fund, changes in investment decision-making being implemented, the competitive nature of the investment company market as relevant to the Master Fund, and the planned decrease in size of the Master Fund following the investor choice plan that is likely to divide the Master Fund’s portfolio. The Board noted that it would have the opportunity to periodically re-examine whether the Master Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Master Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Master Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Master Fund and investors therein, and are consistent with industry practice and the best interests of the Master Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Master Fund.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2014

(Unaudited)

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment of high quality personnel, monitoring and investment decision-making and provision of investor service, and maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the Master Fund in a professional manner that is consistent with the best interests of the Master Fund and its partners. The Independent Directors also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the Master Fund.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Privacy Policy (Unaudited)

The Master Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Master Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Master Fund’s service providers, including the Master Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Master Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

Independent Directors

Jonathan P. Carroll

Dr. Bernard Harris

Richard C. Johnson

G. Edward Powell

Scott E. Schwinger

Karin B. Bonding

Interested Directors and Officers

A. Haag Sherman, Director

John A. Blaisdell, Director and Co-Principal Executive Officer

Andrew B. Linbeck, Director and Co-Principal Executive Officer

John E. Price, Treasurer and Principal Financial Officer

Jeremy Radcliffe, Secretary

Paul A. Bachtold, Chief Compliance Officer

Investment Adviser

Endowment Advisers, L.P.

Houston, TX

Fund Administrator and Transfer Agent

Citi Fund Services Ohio, Inc.

Columbus, OH

Custodian

J.P. Morgan Chase Bank, N.A.

Greenwich, CT

Independent Registered Public Accounting Firm

KPMG LLP

Columbus, OH

Legal Counsel

K&L Gates LLP

Boston, MA

THE ENDOWMENT FUND®

4265 San Felipe
8th Floor
Houston, Texas 77027
Tel 800-725-9456
Fax 713-993-4698

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Endowment Institutional Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date:	August 26, 2014

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date:	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date:	August 26, 2014

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date:	August 26, 2014

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date:	August 26, 2014